Intangible Assets - Additional Information (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 29, 2022 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		SFr 13,292,000	SFr 13,292,000	SFr 13,292,000	SFr 12,206,000
Upfront payment	SFr 3,000,000
Maximum reimbursement of development related cost	SFr 500,000
Milestone payments		SFr 1,100,000
Milestone payments due upon trial			2,100,000			$ 2.6
Impairment losses			SFr 0	SFr 0	SFr 0